PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	June 30,	December 31,
	2023	2022
Property	$1,917,827	$2,016,287
Leasehold improvement	355,754	367,235
Office equipment	144,650	161,997
Vehicles	138,319	144,986
Electronic equipment	126,465	133,850
Less: accumulated depreciation	(562,585)	(473,027)
	$2,120,430	$2,351,328